Acquisitions and Divestitures (Details) (USD $)	3 Months Ended
	Sep. 30, 2012 Acquisition of the Transferred Properties from Fund I Fund I as related party	Jun. 02, 2012 Acquisition of the Transferred Properties from Fund I Fund I as related party	Jun. 30, 2013 Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund I as related party Subsequent event	Jan. 03, 2013 Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund I as related party Subsequent event	Apr. 01, 2013 Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund II as related party Subsequent event
Acquisitions and Divestitures
Purchase price		$ 65,100,000	$ 400,000	$ 21,000,000	$ 38,200,000
Cash received related to post-closing adjustments to purchase price	1,100,000
In the money commodity hedge contracts				$ 1,742,000	$ 386,000